Long-Term Debt - Long-Term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long-term debt
Finance leases:	$ 65
Total long-term debt	2,927	$ 2,717
Less current portion	(217)	(175)
Total long-term debt, less current portion	2,710	2,542
4.72% due 2028, floating interest rate at Euribor +0.589%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 141	163
Long-term debt
Interest rate	4.72%
Basis spread on floating rate	0.589%
4.52% due 2029, floating interest rate at Euribor +0.564%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 162	183
Long-term debt
Interest rate	4.52%
Basis spread on floating rate	0.564%
4.47% due 2031, floating interest rate at Euribor +0.473%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 296	322
Long-term debt
Interest rate	4.47%
Basis spread on floating rate	0.473%
4.54% due 2031, floating interest rate at Euribor +0.550%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 146	159
Long-term debt
Interest rate	4.54%
Basis spread on floating rate	0.55%
4.52% due 2033, floating interest rate at Euribor +0.558%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 332	0
Long-term debt
Interest rate	4.52%
Basis spread on floating rate	0.558%
4.64% due 2027, floating interest rate at Euribor +0.690%
Long-term debt
Interest rate	4.64%
Basis spread on floating rate	0.69%
4.64% due 2027, floating interest rate at Euribor +0.690% | Credit Facility from Cassa Depositi e Prestiti SpA ("CDP")
Loans Payable [Abstract]
Bank loans (including current portion)	$ 97	120
4.49% due 2028, floating interest rate at Euribor +0.550%
Long-term debt
Interest rate	4.49%
Basis spread on floating rate	0.55%
4.49% due 2028, floating interest rate at Euribor +0.550% | Credit Facility from Cassa Depositi e Prestiti SpA ("CDP")
Loans Payable [Abstract]
Bank loans (including current portion)	$ 92	107
4.79% due 2029, floating interest rate at Euribor +0.850%
Long-term debt
Interest rate	4.79%
Basis spread on floating rate	0.85%
4.79% due 2029, floating interest rate at Euribor +0.850% | Credit Facility from Cassa Depositi e Prestiti SpA ("CDP")
Loans Payable [Abstract]
Bank loans (including current portion)	$ 95	107
zero-coupon, due 2025 (Tranche A) | Dual tranche senior unsecured convertible bonds
Long-term debt
Dual tranche senior unsecured convertible bonds	$ 748	748
Interest rate	0.00%
zero-coupon, due 2027 (Tranche B) | Dual tranche senior unsecured convertible bonds
Long-term debt
Dual tranche senior unsecured convertible bonds	$ 748	747
Interest rate	0.00%
3.86% due 2027, fixed interest rate
Long-term debt
Finance leases:	$ 38	38
Interest rate	3.86%
3.78% due 2042, fixed interest rate
Long-term debt
Finance leases:	$ 25	19
Interest rate	3.78%
1.75% due 2042, fixed interest rate
Long-term debt
Finance leases:	$ 2	0
Interest rate	1.75%
0.29% (weighted average), due 2024-2028, fixed interest rate
Long-term debt
Other Loans Payable	$ 5	$ 4
Interest rate	0.29%